Note 1 - Plan Description (Tables)	12 Months Ended
Dec. 31, 2025
EBP 34-0214400 002 [Member]
Notes Tables
EBP, Schedule of Vesting [Table Text Block]
Years of Service	Vested Percentage
Less than 2 years	0%
2 years but less than 3	20%
3 years but less than 4	40%
4 years but less than 5	60%
5 years but less than 6	80%
6 years or more	100%